ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Disclosure of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					$ 18,429	$ 13,000
Other comprehensive income (loss)		$ 212	$ (693)		293	(532)
Ownership changes	[1]				214	121
Ending balance		18,892	14,039	[2]	18,892	14,039	[2]
Cumulative Effect, Period of Adoption, Adjustment
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]					17
Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]					13,017
Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1,408	2,252
Other comprehensive income (loss)					22	(64)
Ownership changes	[1]				27	(2)
Ending balance		1,456	1,417	[2]	1,456	1,417	[2]
Limited partners | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]					2
Limited partners | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]					2,254
Foreign currency translation | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(247)	(252)
Other comprehensive income (loss)					28	(33)
Ownership changes					0	3
Issuance of BBUC exchangeable shares						67
Ending balance		(219)	(215)		(219)	(215)
Foreign currency translation | Limited partners | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						0
Foreign currency translation | Limited partners | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						(252)
FVOCI | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(8)	76
Other comprehensive income (loss)					13	(73)
Ownership changes					0	0
Issuance of BBUC exchangeable shares						(15)
Ending balance		5	(12)		5	(12)
FVOCI | Limited partners | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						0
FVOCI | Limited partners | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						76
Other | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					112	23
Other comprehensive income (loss)					(19)	42
Ownership changes					0	1
Issuance of BBUC exchangeable shares						(5)
Ending balance		93	62		93	62
Other | Limited partners | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						1
Other | Limited partners | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						24
Accumulated other comprehensive income (loss) | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(143)	(153)
Other comprehensive income (loss)					22	(64)
Ownership changes					0	4	[1]
Issuance of BBUC exchangeable shares						47
Ending balance		$ (121)	$ (165)	[2]	$ (121)	(165)	[2]
Accumulated other comprehensive income (loss) | Limited partners | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]					1
Accumulated other comprehensive income (loss) | Limited partners | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]					$ (152)

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	As adjusted to reflect the adoption of IFRS 17. See Note 2(b) for further details.